INTANGIBLE ASSETS (Details Narrative)	3 Months Ended
Mar. 31, 2026 CAD ($)
Notes and other explanatory information [abstract]
Patents	$ 42,768,000
Other costs	193,382
Transaction and other costs, net	$ 42,961,382
Fair value of cost of disposal, percentage	2.00%